S000096482 [Member] Investment Strategy - Baron Global Durable Advantage ETF	Dec. 05, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non-diversified fund that seeks to achieve its investment objective by investing primarily in equity securities of established and developing countries throughout the world, with capitalizations within the range of companies included in the MSCI ACWI Index (USD). Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. As of August 29, 2025, the market capitalization of the companies in the MSCI ACWI Index (USD) ranged from $197.38 million to $4.25 trillion and may fluctuate over time. At all times, the Fund will have investments in equity securities of companies in at least three countries outside of the U.S. Under normal market and economic conditions, which will be assessed on a global basis, at least 40% of the Fund’s net assets will be invested in stocks of companies outside the U.S. Under non-favorable market and economic conditions, which will be assessed on a company by company basis, at least 30% of the Fund’s net assets will be invested in stocks of companies outside the U.S. While the Fund may invest in U.S. securities, there is no minimum which the Fund must invest in such securities.
The Adviser seeks to invest primarily in what it believes are well-managed, competitively advantaged businesses as they progress through their growth s‑curves (i.e., the initial phase of slow progress, a rapid growth phase, and finally, a plateau where growth slows down) and are no longer able to reinvest all earnings back into their businesses and therefore generate significant excess free cash flows.